Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Collateral Assets

Details of collateral provided by the Group are as follows:

(In millions of won and CNY)
Collateral	Carrying amount		Maximum bond amount	Secured creditor	Collateral borrowings amount
Property, plant and equipment and others	₩	437,583	1,200,000	LG Electronics Inc.	1,000,000
Property, plant and equipment and others		67,974	326,400	Korea Development Bank and others	136,000
Property, plant and equipment and others (*)		237,283	780,000	Korea Development Bank and others	650,000
Property, plant and equipment and others		746,738	—	China Construction Bank Corporation and others	CNY 6,000

(*) The carrying amount of collateral amounting to ~~W~~237,283 million includes the collateral of ~~W~~67,974 million for collateralized borrowings of ~~W~~136,000 million from Korea Development Bank and other banks.